Condensed financial information of the parent company - Summary of Condensed Balance Sheet Parenthetical (Details) - $ / shares	Jun. 30, 2025	Oct. 31, 2024	Jun. 30, 2024	Feb. 10, 2022
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 1
Common Stock, Shares Authorized	500,000,000		500,000,000
Common Stock, Shares, Issued	22,000,000	20,000,000	20,000,000	50,000
Common Stock, Shares, Outstanding	22,000,000	20,000,000	20,000,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	500,000,000		500,000,000
Common Stock, Shares, Issued	22,000,000		20,000,000
Common Stock, Shares, Outstanding	22,000,000		20,000,000